Employee benefits - Summary of estimated expected benefits payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Less than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 1,204	$ 901
From 1 to 2 years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	1,232	889
Two to three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	1,213	899
Three to four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	1,213	884
Four to five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	1,198	885
Six to ten years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 5,752	$ 4,239